Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 57,490	$ 2,928	$ 55,657
Noncurrent assets	206,297	10,508	230,020
Current liabilities	45,524	2,321	55,594
Noncurrent liabilities	86,513	$ 4,405	89,373
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	14,572		5,852
Noncurrent assets	0		0
Current liabilities	2,985		2,783
Noncurrent liabilities	43,411		53,093
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Noncurrent assets	0		0
Current liabilities	$ 93		$ 1,547